Subsequent events (Details) (Subsequent event, USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Jan. 09, 2015	Feb. 16, 2015
Bitauto Holdings Limited
Subsequent events
Share Subscription Agreement Number Of Shares Holding	15,689,443
Cash paid for subscription shares	$ 400,000
Term of resources given in exchange of subscription shares	5 years
Shares issued on a fully diluted basis (as a percent)	25.00%
Yixin Capital
Subsequent events
Investment in newly issued series A preferred shares		$ 100,000
Shares issued on a fully diluted basis (as a percent)		17.70%